Quarterly Report
October 31, 2023
MFS®  Equity Income Fund
EQI-Q1

Portfolio of Investments
10/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace & Defense – 2.7%
General Dynamics Corp.	36,476	$8,802,024
Honeywell International, Inc.	10,958	2,008,163
		$10,810,187
Biotechnology – 0.9%
Gilead Sciences, Inc.	46,439	$3,647,319
Broadcasting – 1.3%
Omnicom Group, Inc.	72,245	$5,411,873
Brokerage & Asset Managers – 2.5%
Apollo Global Management, Inc.	24,065	$1,863,594
Bank of New York Mellon Corp.	100,624	4,276,520
Citigroup, Inc.	105,835	4,179,424
		$10,319,538
Business Services – 1.3%
Accenture PLC, “A”	6,168	$1,832,451
Verisk Analytics, Inc., “A”	14,632	3,326,732
		$5,159,183
Cable TV – 1.7%
Comcast Corp., “A”	165,232	$6,822,429
Computer Software – 5.9%
Microsoft Corp.	70,583	$23,864,818
Computer Software - Systems – 5.2%
Apple, Inc.	96,638	$16,502,871
Hitachi Ltd.	38,400	2,440,177
Seagate Technology Holdings PLC	33,081	2,257,778
		$21,200,826
Consumer Products – 2.1%
Kenvue, Inc.	35,611	$662,365
Kimberly-Clark Corp.	66,078	7,905,572
		$8,567,937
Electrical Equipment – 0.9%
Johnson Controls International PLC	74,246	$3,639,539
Electronics – 4.9%
Applied Materials, Inc.	46,462	$6,149,246
Lam Research Corp.	11,960	7,035,111
NXP Semiconductors N.V.	6,397	1,103,035
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	33,423	2,884,739
Texas Instruments, Inc.	19,354	2,748,461
		$19,920,592
Energy - Independent – 4.4%
EOG Resources, Inc.	18,552	$2,342,190
Phillips 66	61,737	7,042,340
Valero Energy Corp.	67,721	8,600,567
		$17,985,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 2.4%
Eni S.p.A.	300,403	$4,903,890
Suncor Energy, Inc.	75,337	2,439,794
TotalEnergies SE	37,708	2,525,435
		$9,869,119
Food & Beverages – 1.7%
Archer Daniels Midland Co.	39,621	$2,835,675
PepsiCo, Inc.	24,086	3,932,762
		$6,768,437
Forest & Paper Products – 1.5%
Weyerhaeuser Co., REIT	208,587	$5,984,361
Gaming & Lodging – 0.5%
International Game Technology PLC	87,453	$2,223,055
Health Maintenance Organizations – 2.9%
Cigna Group	38,270	$11,833,084
Insurance – 5.9%
Ameriprise Financial, Inc.	23,542	$7,405,607
Equitable Holdings, Inc.	308,450	8,195,516
Hartford Financial Services Group, Inc.	22,511	1,653,433
Manulife Financial Corp.	155,476	2,706,465
MetLife, Inc.	67,879	4,073,419
		$24,034,440
Internet – 3.0%
Alphabet, Inc., “A” (a)	98,730	$12,250,418
Leisure & Toys – 0.6%
Nintendo Co. Ltd.	60,400	$2,500,634
Machinery & Tools – 2.5%
AGCO Corp.	25,927	$2,972,790
Timken Co.	39,807	2,751,460
Volvo Group	219,136	4,340,816
		$10,065,066
Major Banks – 8.7%
Bank of America Corp.	163,277	$4,300,716
BNP Paribas	78,519	4,510,466
Goldman Sachs Group, Inc.	6,404	1,944,318
JPMorgan Chase & Co.	90,642	12,604,677
Morgan Stanley	27,690	1,961,006
Regions Financial Corp.	115,676	1,680,772
Wells Fargo & Co.	216,684	8,617,523
		$35,619,478
Medical & Health Technology & Services – 2.9%
McKesson Corp.	26,369	$12,007,388
Medical Equipment – 0.5%
Medtronic PLC	26,956	$1,902,015

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 3.4%
Glencore PLC	852,413	$4,508,436
Rio Tinto PLC	115,793	7,380,354
United States Steel Corp.	55,368	1,876,421
		$13,765,211
Network & Telecom – 0.3%
Equinix, Inc., REIT	1,887	$1,376,831
Other Banks & Diversified Financials – 2.2%
American Express Co.	12,282	$1,793,540
SLM Corp.	195,627	2,543,151
Visa, Inc., “A”	20,066	4,717,517
		$9,054,208
Pharmaceuticals – 7.8%
AbbVie, Inc.	31,900	$4,503,642
Bayer AG	80,734	3,469,522
Eli Lilly & Co.	5,710	3,162,940
Johnson & Johnson	26,616	3,948,217
Novartis AG	25,142	2,347,224
Organon & Co.	307,707	4,550,987
Pfizer, Inc.	88,933	2,717,793
Roche Holding AG	16,620	4,293,733
Sandoz Group AG (a)	5,028	130,723
Sanofi	28,280	2,581,020
		$31,705,801
Railroad & Shipping – 1.6%
CSX Corp.	154,428	$4,609,676
Union Pacific Corp.	9,953	2,066,342
		$6,676,018
Real Estate – 2.0%
Prologis, Inc., REIT	53,569	$5,397,077
Spirit Realty Capital, Inc., REIT	77,146	2,776,484
		$8,173,561
Restaurants – 1.3%
Sodexo	31,831	$3,369,615
Starbucks Corp.	20,027	1,847,291
		$5,216,906
Specialty Chemicals – 1.3%
Chemours Co.	166,629	$4,017,425
Shin-Etsu Chemical Co. Ltd.	42,200	1,262,809
		$5,280,234
Specialty Stores – 5.1%
Amazon.com, Inc. (a)	27,005	$3,594,096
Home Depot, Inc.	27,658	7,873,956
Target Corp.	42,357	4,692,732
Walmart Stores, Inc.	27,427	4,481,846
		$20,642,630
Tobacco – 1.2%
Altria Group, Inc.	66,143	$2,656,964
British American Tobacco PLC	77,635	2,315,629
		$4,972,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.9%
United Parcel Service, Inc., “B”	26,441	$3,734,791
Utilities - Electric Power – 3.5%
Duke Energy Corp.	37,981	$3,376,131
Edison International	68,618	4,327,051
National Grid PLC	268,402	3,189,767
Vistra Corp.	96,488	3,157,088
		$14,050,037
Total Common Stocks		$397,055,654
Preferred Stocks – 0.9%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	42,500	$1,697,552
Metals & Mining – 0.5%
Gerdau S.A.	450,030	$1,943,205
Total Preferred Stocks		$3,640,757
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 5.43% (v)	7,395,415	$7,396,155

Other Assets, Less Liabilities – (0.2)%		(804,356)
Net Assets – 100.0%		$407,288,210
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,396,155 and $400,696,411, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$332,954,406	$—	$—	$332,954,406
United Kingdom	6,824,065	10,570,121	—	17,394,186
France	4,510,466	8,476,070	—	12,986,536
Switzerland	130,723	6,640,957	—	6,771,680
Japan	—	6,203,620	—	6,203,620
Canada	5,146,259	—	—	5,146,259
Italy	4,903,890	—	—	4,903,890
Sweden	—	4,340,816	—	4,340,816
Germany	—	3,469,522	—	3,469,522
Other Countries	4,827,944	1,697,552	—	6,525,496
Mutual Funds	7,396,155	—	—	7,396,155
Total	$366,693,908	$41,398,658	$—	$408,092,566
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,440,607	$29,013,477	$25,058,978	$635	$414	$7,396,155
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$85,431	$—